Shareholder Report, Average Annual Return (Details) B812826_Direxion Daily MSCI India Bull 2X Shares_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily MSCI India Bull 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily MSCI India Bull 2X Shares NAV
Average Annual Return, Percent	(9.89%)	15.29%	0.81%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	17.64%	14.64%
MSCI India Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI India Index
Average Annual Return, Percent	(1.18%)	13.82%	9.39%